Provisions (Non-Current and Current) - Disclosure of Provision Related to Investment (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Total provisions	€ 7,637	€ 9,657	€ 11,636
Less current portion	(1,680)	(1,866)
Non-current portion	5,957	7,791
Provision for legal claims [member]
Disclosure of other provisions [line items]
Total provisions	2,862	5,425	7,432
Provision for tax claims [member]
Disclosure of other provisions [line items]
Total provisions	400	436	489
Provision for warranties [member]
Disclosure of other provisions [line items]
Total provisions	1,680	1,866	2,352
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Total provisions	1,183	825	861
Other provisions [member]
Disclosure of other provisions [line items]
Total provisions	€ 1,512	€ 1,105	€ 502